INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 562.1	$ 574.6
IFRS 16 Implementation		(6.9)
Beginning balance, adjusted		555.2
Business combinations		5.5
Additions		15.3	4.2
Disposals		(0.6)	(0.2)
Reclassification from property, plant & equipment		0.6	2.1
Currency translation adjustments		11.2	(18.6)
Ending balance		587.2	562.1
Carrying amount		283.9	301.6
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(260.5)	(220.0)
IFRS 16 Implementation		3.2
Beginning balance, adjusted		(257.3)
Additions		(42.9)	(45.1)
Disposals		0.4
Currency translation adjustments		(3.5)	4.6
Ending balance		(303.3)	(260.5)
Concession rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	516.1	534.8
IFRS 16 Implementation	[1]	(6.9)
Beginning balance, adjusted	[1]	509.2
Business combinations	[1]	5.5
Additions	[1]	0.0	0.0
Disposals	[1]	0.0	(0.1)
Reclassification from property, plant & equipment	[1]	0.0	0.0
Currency translation adjustments	[1]	11.0	(18.6)
Ending balance	[1]	525.7	516.1
Carrying amount	[1]	263.8	292.4
Concession rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	(223.7)	(188.9)
IFRS 16 Implementation	[1]	3.2
Beginning balance, adjusted	[1]	(220.5)
Additions	[1]	(38.1)	(39.3)
Disposals	[1]	0.0
Currency translation adjustments	[1]	(3.3)	4.5
Ending balance	[1]	(261.9)	(223.7)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance		46.0	39.8
IFRS 16 Implementation		0.0
Beginning balance, adjusted		46.0
Business combinations		0.0
Additions		15.3	4.2
Disposals		(0.6)	(0.1)
Reclassification from property, plant & equipment		0.6	2.1
Currency translation adjustments		0.2	0.0
Ending balance		61.5	46.0
Carrying amount		20.1	9.2
Other | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(36.8)	(31.1)
IFRS 16 Implementation		0.0
Beginning balance, adjusted		(36.8)
Additions		(4.8)	(5.8)
Disposals		0.4
Currency translation adjustments		(0.2)	0.1
Ending balance		(41.4)	(36.8)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance		315.0	331.2
IFRS 16 Implementation		0.0
Beginning balance, adjusted		315.0
Business combinations		0.0
Additions		0.0	0.0
Disposals		0.0	0.0
Reclassification from property, plant & equipment		0.0	0.0
Currency translation adjustments		9.7	(16.2)
Ending balance		324.7	315.0
Carrying amount		324.7	315.0
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0	0.0
IFRS 16 Implementation		0.0
Beginning balance, adjusted		0.0
Additions		0.0	0.0
Disposals		0.0
Currency translation adjustments		0.0	0.0
Ending balance		$ 0.0	$ 0.0

[1]	All concession rights are acquisition related.